Note 29 - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other short-term borrowings [Abstract]
Commercial paper	€ 1,748	€ 1,585
Other	1,804	3,633
Total other short-term borrowings	€ 3,553	€ 5,218